PROPERTY, PLANT AND EQUIPMENT - Summary of Property, Plant and Equipment (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at period start	SFr 2,338.5
Property, plant and equipment at period end	2,231.6	SFr 2,338.5
New Period Reclassification Adjustments
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at period start	2,338.5	2,295.7
Property, plant and equipment at period end		2,338.5
Network
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at period start	1,514.9
Property, plant and equipment at period end	1,605.0	1,514.9
Network | Prior Period Reclassification Adjustments | Distribution systems
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at period start	427.8	681.7
Property, plant and equipment at period end		427.8
Network | Prior Period Reclassification Adjustments | Customer premises equipment ('CPE')
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at period start	44.0	39.5
Property, plant and equipment at period end		44.0
Network | Prior Period Reclassification Adjustments | Support equipment and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at period start	1,043.1	963.4
Property, plant and equipment at period end		1,043.1
Network | Prior Period Reclassification Adjustments | Assets Under Construction
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at period start	0.0	0.0
Property, plant and equipment at period end		0.0
Network | New Period Reclassification Adjustments
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at period start	1,514.9	1,684.6
Property, plant and equipment at period end		1,514.9
Customer premises equipment ('CPE')
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at period start	188.8
Property, plant and equipment at period end	224.7	188.8
Customer premises equipment ('CPE') | Prior Period Reclassification Adjustments
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at period start	232.8	208.3
Property, plant and equipment at period end		232.8
Customer premises equipment ('CPE') | Prior Period Reclassification Adjustments | Distribution systems
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at period start	0.0	0.0
Property, plant and equipment at period end		0.0
Customer premises equipment ('CPE') | Prior Period Reclassification Adjustments | Customer premises equipment ('CPE')
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at period start	188.8	168.8
Property, plant and equipment at period end		188.8
Customer premises equipment ('CPE') | Prior Period Reclassification Adjustments | Support equipment and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at period start	0.0	0.0
Property, plant and equipment at period end		0.0
Customer premises equipment ('CPE') | Prior Period Reclassification Adjustments | Assets Under Construction
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at period start	0.0	0.0
Property, plant and equipment at period end		0.0
Customer premises equipment ('CPE') | New Period Reclassification Adjustments
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at period start	188.8	168.8
Property, plant and equipment at period end		188.8
Support Capital and Leasehold Improvement
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at period start	108.3
Property, plant and equipment at period end	61.8	108.3
Support Capital and Leasehold Improvement | Prior Period Reclassification Adjustments | Distribution systems
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at period start	0.0	0.0
Property, plant and equipment at period end		0.0
Support Capital and Leasehold Improvement | Prior Period Reclassification Adjustments | Customer premises equipment ('CPE')
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at period start	0.0	0.0
Property, plant and equipment at period end		0.0
Support Capital and Leasehold Improvement | Prior Period Reclassification Adjustments | Support equipment and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at period start	108.3	84.2
Property, plant and equipment at period end		108.3
Support Capital and Leasehold Improvement | Prior Period Reclassification Adjustments | Assets Under Construction
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at period start	0.0	0.0
Property, plant and equipment at period end		0.0
Support Capital and Leasehold Improvement | New Period Reclassification Adjustments
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at period start	108.3	84.2
Property, plant and equipment at period end		108.3
Land and Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at period start	6.8
Property, plant and equipment at period end	5.9	6.8
Land and Buildings | Prior Period Reclassification Adjustments | Distribution systems
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at period start	0.0	0.0
Property, plant and equipment at period end		0.0
Land and Buildings | Prior Period Reclassification Adjustments | Customer premises equipment ('CPE')
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at period start	0.0	0.0
Property, plant and equipment at period end		0.0
Land and Buildings | Prior Period Reclassification Adjustments | Support equipment and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at period start	6.8	10.6
Property, plant and equipment at period end		6.8
Land and Buildings | Prior Period Reclassification Adjustments | Assets Under Construction
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at period start	0.0	0.0
Property, plant and equipment at period end		0.0
Land and Buildings | New Period Reclassification Adjustments
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at period start	6.8	10.6
Property, plant and equipment at period end		6.8
Assets Under Construction
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at period start	519.7
Property, plant and equipment at period end	334.2	519.7
Assets Under Construction | Prior Period Reclassification Adjustments
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at period start	519.7	347.5
Property, plant and equipment at period end		519.7
Assets Under Construction | Prior Period Reclassification Adjustments | Distribution systems
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at period start	0.0	0.0
Property, plant and equipment at period end		0.0
Assets Under Construction | Prior Period Reclassification Adjustments | Customer premises equipment ('CPE')
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at period start	0.0	0.0
Property, plant and equipment at period end		0.0
Assets Under Construction | Prior Period Reclassification Adjustments | Support equipment and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at period start	0.0	0.0
Property, plant and equipment at period end		0.0
Assets Under Construction | Prior Period Reclassification Adjustments | Assets Under Construction
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at period start	519.7	347.5
Property, plant and equipment at period end		519.7
Assets Under Construction | New Period Reclassification Adjustments
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at period start	519.7	347.5
Property, plant and equipment at period end		519.7
Distribution systems | Prior Period Reclassification Adjustments
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at period start	427.8	681.7
Property, plant and equipment at period end		427.8
Support equipment and buildings | Prior Period Reclassification Adjustments
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at period start	1,158.2	1,058.2
Property, plant and equipment at period end		1,158.2
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at period start	5,587.6	5,596.4
Additions	395.6	408.0
Retirements and disposals	(118.7)	(339.4)
Reclassifications	(56.7)	(76.4)
Other	(0.7)	(1.0)
Property, plant and equipment at period end	5,807.1	5,587.6
Cost | Network
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at period start	4,527.4	4,722.6
Additions	289.9	291.3
Retirements and disposals	(78.5)	(211.9)
Reclassifications	124.9	(274.6)
Other	0.1	0.0
Property, plant and equipment at period end	4,863.8	4,527.4
Cost | Customer premises equipment ('CPE')
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at period start	315.4	328.7
Additions	87.4	88.9
Retirements and disposals	(13.9)	(101.3)
Reclassifications	3.5	(0.9)
Other	0.0	0.0
Property, plant and equipment at period end	392.4	315.4
Cost | Support Capital and Leasehold Improvement
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at period start	200.2	167.5
Additions	15.4	27.8
Retirements and disposals	(25.6)	(20.9)
Reclassifications	(0.3)	25.8
Other	(0.1)	0.0
Property, plant and equipment at period end	189.6	200.2
Cost | Land and Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at period start	25.0	30.1
Additions	2.9	0.0
Retirements and disposals	(0.7)	(5.3)
Reclassifications	0.0	0.1
Other	0.0	0.0
Property, plant and equipment at period end	27.1	25.0
Cost | Assets Under Construction
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at period start	519.7	347.5
Additions	0.0	0.0
Retirements and disposals	0.0	0.0
Reclassifications	(184.8)	173.2
Other	(0.7)	(1.0)
Property, plant and equipment at period end	334.2	519.7
Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at period start	(3,249.1)	(3,300.6)
Depreciation	(417.6)	(368.0)
Retirements and disposals	117.1	339.0
Reclassifications	(25.8)	65.5
Other	0.0	15.0
Property, plant and equipment at period end	(3,575.5)	(3,249.1)
Accumulated depreciation and impairment | Network
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at period start	(3,012.5)	(3,037.9)
Depreciation	(297.6)	(269.2)
Retirements and disposals	78.1	211.4
Reclassifications	(26.8)	68.2
Other	0.0	15.0
Property, plant and equipment at period end	(3,258.8)	(3,012.5)
Accumulated depreciation and impairment | Customer premises equipment ('CPE')
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at period start	(126.6)	(159.9)
Depreciation	(58.4)	(65.1)
Retirements and disposals	12.8	101.3
Reclassifications	4.5	(2.9)
Other	0.0	0.0
Property, plant and equipment at period end	(167.7)	(126.6)
Accumulated depreciation and impairment | Support Capital and Leasehold Improvement
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at period start	(91.9)	(83.3)
Depreciation	(58.0)	(29.8)
Retirements and disposals	25.6	21.0
Reclassifications	(3.5)	0.2
Other	0.0	0.0
Property, plant and equipment at period end	(127.8)	(91.9)
Accumulated depreciation and impairment | Land and Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at period start	(18.2)	(19.5)
Depreciation	(3.6)	(3.9)
Retirements and disposals	0.6	5.3
Reclassifications	0.0	0.0
Other	0.0	0.0
Property, plant and equipment at period end	SFr (21.2)	SFr (18.2)